Intangible Assets - Classification of Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,511	$ 674	$ 278
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization expense	750	608	240
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense	186	33	32
Research and development
Finite-Lived Intangible Assets [Line Items]
Amortization expense	465	20	5
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 110	$ 13	$ 1